Post Retirement and Other Long Term Employees Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Plan assets at fair value at beginning of year	$ 372
Reclassification from Level 2	54
Plan assets at fair value at end of year	378
Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets:
Plan assets at fair value at beginning of year	12	12
Actual rate on plan assets mainly due to real estate		(2)
Reclassification from Level 2	(2)	2
Plan assets at fair value at end of year	$ 10	$ 12